Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000063075_SupplementTextBlock
SUPPLEMENT TO PROSPECTUS The date of this supplement is December 29, 2014. MFS® Research Bond Fund

Effective immediately, the sub-sections entitled “Fees and Expenses” and “Example” under the main heading “Summary of Key Information” are restated in their entirety as follows:

Summary of Key Information

Risk/Return [Heading]	rr_RiskReturnHeading	MFS® Research Bond Fund
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect the management fee set forth in the fund’s Investment Advisory Agreement.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 9 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-12-31
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $100,000 in MFS Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Effective immediately, the “Performance Table” in the sub-section entitled “Performance Information” under the main heading “Summary of Key Information” is restated in its entirety as follows:
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(Reflects no deduction for fees, expenses, or taxes)
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For the Periods Ended December 31, 2013)
Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Barclays U.S. Aggregate Bond Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.02%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.55%
A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.74%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	497
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	678
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	875
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,440
Label	rr_AverageAnnualReturnLabel	A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.25%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.21%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.46%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.70%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.72%
A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	A Shares Returns After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.96%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.05%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.74%
529A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.97%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.18%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.79%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	502
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	704
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	922
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,548
Label	rr_AverageAnnualReturnLabel	529A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.30%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.20%
529B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	567
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	834
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,126
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,825
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	534
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	926
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,825
Label	rr_AverageAnnualReturnLabel	529B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.77%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.87%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.98%
B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	4.00%
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	552
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	798
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,069
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,710
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	152
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	498
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	869
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,710
Label	rr_AverageAnnualReturnLabel	B Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.70%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.01%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.16%
529C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	267
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	534
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	926
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,024
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	167
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	534
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	926
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	2,024
Label	rr_AverageAnnualReturnLabel	529C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.18%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.81%
C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	262
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,919
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	162
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	508
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	878
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,919
Label	rr_AverageAnnualReturnLabel	C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.84%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.96%
I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	196
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	771
Label	rr_AverageAnnualReturnLabel	I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.33%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.02%
R1
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	162
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	508
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	878
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,919
Label	rr_AverageAnnualReturnLabel	R1 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.88%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.25%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.91%
R2
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	1.09%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	614
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,360
Label	rr_AverageAnnualReturnLabel	R2 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.39%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.77%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.40%
R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.87%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.84%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	86
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	275
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	479
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,070
Label	rr_AverageAnnualReturnLabel	R3 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.14%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.69%
R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.62%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.59%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	60
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	196
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	771
Label	rr_AverageAnnualReturnLabel	R4 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.89%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.97%
R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fee	rr_ManagementFeesOverAssets	0.48%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.53%
Fee Reductions and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.03%)	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	167
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	293
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 662
Label	rr_AverageAnnualReturnLabel	R5 Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.79%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.27%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.95%

[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.
[2]	MFS Fund Distributors, Inc., has agreed in writing to waive the Class A and Class 529A service fee to 0.15% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2015. Assets attributable to Class B shares purchased prior to May 1, 2006, are subject to the Class B service fee of 0.25% of the fund's average daily net assets annually. On assets attributable to all other Class B shares, MFS Fund Distributors, Inc., has agreed in writing to waive the Class B service fee to 0.15% of the fund's average daily net assets annually until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2015. MFS Fund Distributors, Inc., has agreed in writing to waive the program management fee for each of the fund's Class 529A, Class 529B, and Class 529C shares to 0.05% of the fund's average daily net assets attributable to each share class annually. This written agreement will expire on December 31, 2015, unless MFS Fund Distributors, Inc., elects to extend the waiver. Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.74% of the fund's average daily net assets annually for Class A shares, 1.49% of the fund's average daily net assets annually for Class B shares, 1.59% of the fund's average daily net assets annually for each of Class C and Class R1 shares, 0.59% of the fund's average daily net assets annually for each of Class I and Class R4 shares, 0.79% of the fund's average daily net assets annually for Class 529A shares, 1.64% of the fund's average daily net assets annually for each of Class 529B and Class 529C shares, 1.09% of the fund's average daily net assets annually for Class R2 shares, 0.84% of the fund's average daily net assets annually for Class R3 shares, and 0.50% of the fund's average daily net assets annually for Class R5 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least December 31, 2015.